Summary of significant accounting policies - Deferred Revenue, Remaining Performance Obligations and Cost of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Recognized revenue	$ 98,901	$ 93,195	$ 76,676
Deferred revenue	2,125	$ 0	$ 364
Remaining performance obligation	$ 246,020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent of revenue to be recognized	69.00%
Period of revenue recognition	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period of revenue recognition